VALUE OF BUSINESS ACQUIRED AND DEFERRED ACQUISTION COST (VALUE OF BUSINESS ACQUIRED ) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Value Of Business Acquired [Line Items]
Gross Carrying Amount	$ 416	$ 416
Accumulated Amortization and Other	(416)	(407)
Net	0	9
Total amortization	9	0	$ 10
Protective Life
Value Of Business Acquired [Line Items]
Net	$ 117	$ 117